Significant Accounting Policies (Details) - Schedule of property and equipment useful life	12 Months Ended
Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Computers and software	33.00%
Furniture and office equipment	15.00%
Leasehold improvements	Over the shorter of the term of the lease or its useful life
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Laboratory equipment	10.00%
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Laboratory equipment	15.00%